Information about Credit Quality Indicators (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 3,662,612	¥ 3,650,639
Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	916,791	866,927
Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	225,707	236
Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	28,644	14,320
Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,431,289	1,770,711
Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	134,440	226,139
Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	434,517	549,326
Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	276,681	341,302
Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	121,259	137,244
Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	464,392	516,700
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	70,801	97,559
Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	692,585	672,683
Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	296,795	228,203
Performing
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,426,321	3,330,820
Performing | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	901,895	849,303
Performing | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	223,130	236
Performing | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	27,511	14,319
Performing | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,258,517	1,520,865
Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	111,025	181,991
Performing | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	396,882	510,517
Performing | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	229,555	267,294
Performing | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	109,222	115,484
Performing | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	411,833	445,579
Performing | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	41,694	62,652
Performing | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	680,351	658,277
Performing | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	293,223	225,168
Nonperforming Financing Receivable Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	212,740	293,774
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	8,499	9,021
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,858	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	504	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	172,772	249,846
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,415	44,148
Nonperforming Financing Receivable Individually Evaluated for Impairment | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	37,635	38,809
Nonperforming Financing Receivable Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	47,126	74,008
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,037	21,760
Nonperforming Financing Receivable Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	52,559	71,121
Nonperforming Financing Receivable Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	29,107	34,907
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,551	26,045
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	6,397	8,603
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	719	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	629	1
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	0	0
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,234	14,406
Nonperforming Financing Receivable more than 90 days Past Due Not Individually Evaluated for Impairment | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	3,572	3,035
Nonperforming
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	236,291	319,819
Nonperforming | Consumer Housing loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	14,896	17,624
Nonperforming | Consumer-Card loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	2,577	0
Nonperforming | Consumer - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	1,133	1
Nonperforming | Corporate Loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	172,772	249,846
Nonperforming | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	23,415	44,148
Nonperforming | Non-recourse Loans | United States
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	37,635	38,809
Nonperforming | Real estate companies
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	47,126	74,008
Nonperforming | Other-Entertainment industry
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,037	21,760
Nonperforming | Other - Other
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	52,559	71,121
Nonperforming | Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	29,107	34,907
Nonperforming | Direct Financing Leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	12,234	14,406
Nonperforming | Direct Financing Leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Financing receivable	¥ 3,572	¥ 3,035